Victory RS Global Fund Expense Example, No Redemption - Victory RS Global Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	1,007
Expense Example, No Redemption, 10 Years	$ 2,009